Going Concern and Management's Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Going Concern And Managements Plan [Abstract]
Going Concern and Management's Plan

Note 2 — Going Concern and Management’s Plan

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company incurred a net loss of approximately $8.0 million and $7.6 million during the nine months ended September 30, 2019 and 2018, respectively; and had an accumulated deficit of approximately $53.4 million at September 30, 2019. Cash used in operating activities was approximately $7.7 million and $7.1 million for the nine months ended September 30, 2019 and 2018, respectively.

In February 2019, the Company completed a follow-on offering of its common stock, generating net proceeds of approximately $5.6 million. The Company does not expect that its existing cash and net proceeds from the offering will be sufficient to fund its operations for the twelve months from the filing date of these financial statements.

The ability of the Company to continue as a going concern is dependent upon achieving a profitable level of operations and the ability of the Company to obtain necessary financing to fund ongoing operations. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance of these financial statements.

On October 22, 2019, the Company entered into a Note Purchase Agreement, Senior Note and Security Agreement (collectively, the “Term Loan”) with Chicago Venture Partners (the “Lender”). Under the Term Loan, the Company received gross proceeds of $3.0 million, excluding fees and expenses. Including an original issue discount, the Company will repay the Lender $3.3 million. .Management plans that are intended to mitigate the conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern are primarily focused on raising additional capital in order to meet its obligations, repay its debt and execute its business plan by pursuing its product development initiatives and penetrate markets for the sale of its products. Management believes that the Company has access to capital resources through possible public or private equity offerings, exercises of outstanding warrants, debt financings (if approved by the Lender), or other means; however, the Company cannot provide any assurance that it will be able to raise additional capital or obtain new financing on commercially acceptable terms. If the Company is unable to secure additional capital, it may be required to curtail its operations or delay the execution of its business plan. There can be no assurance the Company will be successful in implementing its plans to alleviate substantial doubt.

Note 2 — Going Concern and Management’s Plan

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company incurred a net loss of $10,316,739 and $12,097,479 during the years ended December 31, 2018 and 2017, respectively, and has an accumulated deficit of $45,289,526 and $34,972,787 at December 31, 2018 and 2017, respectively. Cash used in operating activities was $9,606,310 and $6,153,419 for the years ended December 31, 2018 and 2017, respectively.

In February 2019, the Company completed a follow-on offering of its common stock, generating net proceeds of approximately $5.6 million. The Company does not expect that its existing cash and net proceeds from the offering will be sufficient to fund its operations for the twelve months from the filing date of these financial statements.

The ability of the Company to continue as a going concern is dependent upon achieving a profitable level of operations and the ability of the Company to obtain necessary financing to fund ongoing operations. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance of these financial statements.

On July 2, 2018, the Company filed a Registration Statement on Form S-3 (the “Shelf”) with the Securities and Exchange Commission in relation to the registration of common stock, preferred stock, warrants and/or units or any combination thereof the Company (collectively, the “Securities”) having an aggregate price of up to $75 million, subject to the limitations of the Shelf. The Company simultaneously entered into an At Market Issuance Sales Agreement (the “Sales Agreement”) with B. Riley FBR, Inc., as sales agent, to provide for the offering, issuance and sale by the Company of up to an aggregate amount of $15 million of the Company’s common stock from time to time in “at-the-market” offerings under the Shelf and subject to the limitations thereof. The Company shall pay to the sales agent cash commissions of 3.0% of the gross proceeds of sales of common stock under the Sales Agreement.

Management plans that are intended to mitigate the conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern are primarily focused on raising additional capital in order to meet its obligations and execute its business plan by pursuing its product development initiatives and penetrate markets for the sale of its products. Management believes that the Company has access to capital resources through possible public or private equity offerings, including sales of common stock under the Sales Agreement, exercises of outstanding warrants, debt financings, or other means; however, the Company cannot provide any assurance that it will be able to raise additional capital or obtain new financing on commercially acceptable terms. If the Company is unable to secure additional capital, it may be required to curtail its operations or delay the execution of its business plan. There can be no assurance the Company will be successful in implementing its plans to alleviate substantial doubt.